Notes Payable - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions					1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 19, 2019	Jul. 15, 2019	Jul. 13, 2019	Jul. 09, 2019	Jun. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2022	Oct. 31, 2021	May 31, 2021	Jun. 13, 2019
Line of credit facility, Description									no right to re-borrow any portion of the Vehicle Financing Facility that is repaid or prepaid.
Line of credit facility, Periodic payment, Principal									$ 4,400		$ 7,900
Debt Instrument, Unamortized Discount																	$ 5,000
Repayments of debt						$ 31,200			$ 4,353	$ 0	40,610	$ 18,776	$ 21,337
Gain loss on extinguishment of debt						2,300					(2,304)		$ (1,514)
2021 DB Warrants
Derivative liability																$ 600
Payments for repurchase of warrants					$ 600
Interest Expense [Member]
Interest expense, Debt											$ 2,200
Scooter Lease [Member]
Lessee, Operating lease, Restriction or covenant									The Scooter Lease includes two financial covenants, namely, a minimum liquidity requirement and a minimum tangible net worth requirement, in each case calculated as of the last business day of each calendar month.		The Scooter Lease includes two financial covenants, namely, a minimum liquidity requirement and a minimum tangible net worth requirement, in each case calculated as of the last business day of each calendar month.
Vehicle Financing Facility [Member]
Proceeds from line of credit									$ 24,200		$ 56,700
Long-term line of credit									$ 68,600		49,100			$ 77,000
Restricted cash											9,800
Debt instrument floor rate									1.00%
DB Warrants [Member]
Payments for repurchase of warrants							$ 2,000	$ 3,000
DB Warrants [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Number of securities called for by the warrants or rights																	0.2
Share price																	$ 20.7
Other Noncurrent Liabilities [Member] | DB Warrants [Member]
Derivative liability																	$ 5,000
Apollo Credit Agreement [Member]
Debt issuance costs, Gross									$ 4,900		$ 4,000
Apollo Credit Agreement [Member] | Vehicle Financing Facility [Member]
Line of credit facility, maximum borrowing capacity						$ 40,000									$ 150,000
Line of credit facility, Description						no right to re-borrow any portion of the Vehicle Financing Facility that is repaid or prepaid.
Line of credit facility, Collateral									The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles contributed by Bird Rides to the SPV, collections from revenue generated by vehicles subject to the facility, and a reserve account related to such collections (collectively, “Collateral”).		The Vehicle Financing Facility is secured by a first priority perfected security interest in vehicles contributed by Bird Rides to the SPV, collections from revenue generated by such vehicles, and a reserve account related to such collections (collectively, “Collateral”)
Line of credit facility, Frequency of payments									monthly		monthly
Debt instrument, Maturity date									Nov. 30, 2024		Nov. 30, 2024
Debt instrument, Payment terms									accrued and paid by the Company on a monthly basis. The maturity date of the Vehicle Financing Facility is November 30, 2024 (“Final Maturity Date”). On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a preset monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the extent 50% of revenues generated from the underlying Collateral is greater than the sum of the Amortization Amounts due for the preceding quarter. All outstanding Vehicle Financing Facility balances will be due and payable as previously stated, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).		rued and paid by the Company on a monthly basis. The maturity date of the Vehicle Financing Facility is November 30, 2024 (“Final Maturity Date”). On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a pre-set monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the extent 50% of revenues generated from the underlying Collateral is greater than the sum of the Amortization Amounts due for the preceding quarter. All outstanding Vehicle Financing Facility balances will be due and payable as previously stated, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).
Percentage of revenues generated from collateral determining repayment of additional amount of principal outstanding under the facility									50.00%		50.00%
Line of credit facility, Covenant requirements, Number of days within which monthly reports are required to be provided									30 days		30 days
Line of credit facility, Covenant terms									The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which		The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which
Line of credit facility, Covenant compliance									The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement		The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement
Apollo Credit Agreement [Member] | Vehicle Financing Facility [Member] | Subsequent Event [Member]
Line of credit facility, maximum borrowing capacity														150,000
Apollo Credit Agreement [Member] | Vehicle Financing Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Basis spread on Variable rate									7.50%		8.50%
Apollo Credit Agreement EMEA Loans [Member] | Vehicle Financing Facility [Member] | Subsequent Event [Member]
Line of credit facility, maximum borrowing capacity														$ 50,000
Term Loan [Member]
Long term debt, Gross		$ 50,000															$ 50,000
Debt instrument, Frequency of periodic payment	paid by the Company on a monthly basis
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Basis spread on Variable rate				9.50%
Term Loan [Member] | Initial Term Loans [Member]
Debt instrument face value			$ 45,000
Proceeds from issuance of debt			$ 45,000
Term Loan [Member] | Incremental Term Loans [Member]
Debt instrument face value				$ 5,000
Proceeds from issuance of debt		$ 5,000
Bird Rides [Member] | Vehicle Financing Facility [Member]
Restricted cash									$ 9,100
Bird Rides [Member] | Apollo Credit Agreement [Member] | Vehicle Financing Facility [Member]
Line of credit facility, maximum borrowing capacity						$ 40,000									$ 150,000